OTHER LONG-TERM ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
OTHER LONG-TERM ASSETS
Deposits	$ 658	$ 499
Other	9	19
Total	$ 667	$ 518